Annual Total Returns[BarChart] - PROFUND VP LARGE-CAP VALUE - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.28%)	15.42%	29.89%	10.47%	(4.73%)	15.43%	13.43%	(10.63%)	29.77%	(0.06%)